As filed with the Securities and Exchange Commission on May 20, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MARCH 31, 2014

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE	($)†

Common Stocks (65.0%)

Aerospace & Defense (0.9%)
1,500	BE Aerospace, Inc.	130,185	*

Airlines (0.7%)
1,100	Alaska Air Group, Inc.	102,641

Auto Components (0.5%)
1,150	BorgWarner, Inc.	70,691

Biotechnology (3.1%)
900	Alexion Pharmaceuticals, Inc.	136,917	*
1,500	BioMarin Pharmaceutical, Inc.	102,315	*
750	Cubist Pharmaceuticals, Inc.	54,862	*
1,500	Incyte Corp. Ltd.	80,280	*
100	Intercept Pharmaceuticals, Inc.	32,979	*
1,750	NPS Pharmaceuticals, Inc.	52,378	*
		459,731
Building Products (0.7%)
2,500	Fortune Brands Home & Security, Inc.	105,200

Capital Markets (1.7%)
800	Affiliated Managers Group, Inc.	160,040	*
1,500	Raymond James Financial, Inc.	83,895
		243,935
Chemicals (0.9%)
500	Airgas, Inc.	53,255
2,000	PolyOne Corp.	73,320
		126,575
Commercial Banks (0.7%)
800	SVB Financial Group	103,024	*

Commercial Services & Supplies (1.0%)
1,250	Stericycle, Inc.	142,025	*

Communications Equipment (0.9%)
1,500	ARRIS Group, Inc.	42,270	*
2,250	Aruba Networks, Inc.	42,188	*
500	F5 Networks, Inc.	53,315	*
		137,773
Computers & Peripherals (0.4%)
750	SanDisk Corp.	60,893

Consumer Finance (0.5%)
1,250	Portfolio Recovery Associates, Inc.	72,325	*

Containers & Packaging (1.0%)
2,000	Packaging Corp. of America	140,740

Distributors (0.6%)
3,250	LKQ Corp.	85,638	*

Diversified Consumer Services (0.1%)
700	Nord Anglia Education, Inc.	13,419	*

Diversified Financial Services (0.8%)
600	IntercontinentalExchange Group, Inc.	118,698

Electrical Equipment (1.7%)
2,750	AMETEK, Inc.	141,597
800	Roper Industries, Inc.	106,808
		248,405
Electronic Equipment, Instruments & Components (2.2%)
850	Amphenol Corp. Class A	77,902
2,750	CDW Corp.	75,460
750	IPG Photonics Corp.	53,310	*
3,000	Trimble Navigation Ltd.	116,610	*
		323,282
Energy Equipment & Services (1.4%)
350	Core Laboratories NV	69,454
600	Dril-Quip, Inc.	67,260	*
1,000	Oceaneering International, Inc.	71,860
		208,574
Food & Staples Retailing (0.7%)
1,000	PriceSmart, Inc.	100,930

Food Products (0.6%)
3,000	WhiteWave Foods Co. Class A	85,620	*

Health Care Equipment & Supplies (0.8%)
750	West Pharmaceutical Services, Inc.	33,038
2,500	Wright Medical Group, Inc.	77,675	*
		110,713
Health Care Providers & Services (2.3%)
2,000	Acadia Healthcare Co., Inc.	90,240	*
2,500	Envision Healthcare Holdings, Inc.	84,575	*
2,000	HealthSouth Corp.	71,860
1,150	Omnicare, Inc.	68,620
500	Premier, Inc. Class A	16,475	*
		331,770
Health Care Technology (1.0%)
2,500	Cerner Corp.	140,625	*

Hotels, Restaurants & Leisure (1.9%)
700	Buffalo Wild Wings, Inc.	104,230	*
3,000	MGM Resorts International	77,580	*
1,250	Starwood Hotels & Resorts Worldwide, Inc.	99,500
		281,310
Household Products (0.5%)
1,150	Church & Dwight Co., Inc.	79,431

Internet & Catalog Retail (0.3%)
1,250	HomeAway, Inc.	47,088	*

Internet Software & Services (0.3%)
1,000	AOL, Inc.	43,770	*

IT Services (1.5%)
600	Alliance Data Systems Corp.	163,470	*
550	FleetCor Technologies, Inc.	63,305	*
		226,775
Leisure Equipment & Products (0.6%)
650	Polaris Industries, Inc.	90,812

Life Sciences Tools & Services (1.6%)
1,250	Illumina, Inc.	185,825	*ØØ
1,000	PAREXEL International Corp.	54,090	*
		239,915
Machinery (1.4%)
1,350	Pall Corp.	120,784
1,050	Pentair Ltd.	83,307
		204,091
Media (1.2%)
1,950	AMC Networks, Inc. Class A	142,525	*
1,250	Pandora Media, Inc.	37,900	*
		180,425
Multiline Retail (0.8%)
1,750	Dollar Tree, Inc.	91,315	*
2,250	Tuesday Morning Corp.	31,838	*
		123,153
Oil, Gas & Consumable Fuels (2.3%)
1,350	Antero Resources Corp.	84,510	*
2,750	Cabot Oil & Gas Corp.	93,170
850	Concho Resources, Inc.	104,125	*
1,500	Oasis Petroleum, Inc.	62,595	*
		344,400
Pharmaceuticals (2.3%)
3,500	Akorn, Inc.	77,000	*
1,750	Auxilium Pharmaceuticals, Inc.	47,565	*
1,750	Horizon Pharma, Inc.	26,460	*
500	Jazz Pharmaceuticals PLC	69,340	*
2,450	Mylan, Inc.	119,633	*
		339,998
Professional Services (2.3%)
1,500	Advisory Board Co.	96,375	*
200	On Assignment, Inc.	7,718	*
700	Towers Watson & Co. Class A	79,835
2,500	Verisk Analytics, Inc. Class A	149,900	*ØØ
		333,828
Real Estate Management & Development (0.6%)
750	Jones Lang LaSalle, Inc.	88,875

Road & Rail (1.3%)
3,000	Hertz Global Holdings, Inc.	79,920	*
1,500	J.B. Hunt Transport Services, Inc.	107,880
		187,800
Semiconductors & Semiconductor Equipment (2.9%)
3,000	Avago Technologies Ltd.	193,230	ØØ
2,000	Microchip Technology, Inc.	95,520
1,750	Monolithic Power Systems, Inc.	67,848	*
1,250	NXP Semiconductors NV	73,512	*
		430,110
Software (6.4%)
2,350	Activision Blizzard, Inc.	48,034
750	ANSYS, Inc.	57,765	*
3,000	Aspen Technology, Inc.	127,080	*
1,000	Autodesk, Inc.	49,180	*
850	CommVault Systems, Inc.	55,208	*
700	Concur Technologies, Inc.	69,349	*
2,150	Electronic Arts, Inc.	62,371	*
1,000	Infoblox, Inc.	20,060	*
2,500	Informatica Corp.	94,450	*
600	NetSuite, Inc.	56,898	*
1,250	Salesforce.com, Inc.	71,362	*
750	ServiceNow, Inc.	44,940	*
1,000	Splunk, Inc.	71,490	*
850	Synchronoss Technologies, Inc.	29,147	*
600	Ultimate Software Group, Inc.	82,200	*
		939,534
Specialty Retail (5.1%)
750	Advance Auto Parts, Inc.	94,875
1,000	Cabela's, Inc.	65,510	*
1,800	Dick's Sporting Goods, Inc.	98,298
1,000	O'Reilly Automotive, Inc.	148,390	*
1,450	Ross Stores, Inc.	103,747
2,000	Tractor Supply Co.	141,260
1,500	Williams-Sonoma, Inc.	99,960
		752,040
Textiles, Apparel & Luxury Goods (3.6%)
1,650	Hanesbrands, Inc.	126,192
2,950	Kate Spade & Co.	109,415	*
750	Michael Kors Holdings Ltd.	69,953	*
850	PVH Corp.	106,054
1,000	Under Armour, Inc. Class A	114,640	*
		526,254
Trading Companies & Distributors (1.2%)
1,500	Fastenal Co.	73,980
1,100	United Rentals, Inc.	104,434	*
		178,414
Wireless Telecommunication Services (1.7%)
1,250	Crown Castle International Corp.	92,225
1,750	SBA Communications Corp. Class A	159,180	*
		251,405
Total Common Stocks
(Cost $6,172,785)		9,552,840

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments Balanced Portfolio cont'd
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE	($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (3.5%)
10,000	U.S. Treasury Notes, 1.25%, due 8/31/15	10,149
150,000	U.S. Treasury Notes, 0.63% , due 7/15/16 – 12/15/16	149,983
50,000	U.S. Treasury Notes, 0.75%, due 1/15/17	49,934
300,000	U.S. Treasury Notes, 2.13%, due 11/30/14	304,031
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $526,137)	514,097

Mortgage-Backed Securities (11.6%)

Adjustable Mixed Balance (1.0%)
138,195	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.58%, due 5/25/34	137,907	µ
6,705	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.28%, due 6/19/34	6,442	µ
		144,349
Commercial Mortgage-Backed (6.8%)
91,576	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	91,974
6,367	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	6,434	µ
130,000	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	129,574
30,000	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	30,041	Ø
53,191	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.79%, due 6/15/38	57,643	µ
30,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	32,872
100,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	106,802
107,305	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	107,272
46,857	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	49,630
20,038	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	20,076	ñ
119,733	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	120,107
31,117	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	31,593	ñØØ
83,652	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	87,394
100,270	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	106,039
27,426	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	27,752	ñ
		1,005,203
Mortgage-Backed Non-Agency (0.6%)
58,057	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	61,695	ñØØ
32,981	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	35,122	ñ
		96,817
Fannie Mae (1.6%)
113,602	Pass-Through Certificates, 3.00%, due 9/1/27	116,822
70,165	Pass-Through Certificates, 3.50%, due 10/1/25	73,585
40,267	Pass-Through Certificates, 4.50%, due 4/1/39	42,916
		233,323
Freddie Mac (1.6%)
96,841	Pass-Through Certificates, 3.00%, due 1/1/27	99,460
70,135	Pass-Through Certificates, 3.50%, due 5/1/26	73,377
54,782	Pass-Through Certificates, 4.50%, due 11/1/39	58,411
		231,248
	Total Mortgage-Backed Securities (Cost $1,728,142)	1,710,940

Corporate Debt Securities (13.5%)

Auto Manufacturers (0.7%)
25,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	24,873	ñ
80,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	80,494
		105,367
Banks (4.2%)
30,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	31,470
75,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	74,649
35,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	35,365
145,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	144,904
15,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	15,195
110,000	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	110,748
125,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	126,461
75,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	75,538
		614,330
Beverages (0.8%)
115,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	115,292
5,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	5,008	ñ
		120,300
Commercial Services (0.1%)
10,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	10,051	ñ

Computers (0.3%)
35,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	35,821

Diversified Financial Services (1.7%)
15,000	American Honda Finance Corp., Senior Unsecured Notes, 1.13%, due 10/7/16	15,096
150,000	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	152,112
35,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	35,113	ñ
50,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	50,283
		252,604
Electric (0.1%)
20,000	Electricite de France, Senior Unsecured Notes, 1.15%, due 1/20/17	19,971	ñ

Electronics (0.2%)
25,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	24,852

Food (0.3%)
15,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	15,169
20,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	20,087	ñ
		35,256
Healthcare - Services (0.1%)
15,000	Ventas Realty L.P., Guaranteed Notes, 1.55%, due 9/26/16	15,133

Home Furnishings (0.1%)
15,000	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	14,969

Insurance (0.1%)
20,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.95%, due 8/15/16	20,105

Internet (0.2%)
35,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	35,077

Machinery Construction & Mining (0.2%)
35,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 11/25/16	35,067

Media (1.3%)
95,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	96,860
90,000	NBC Universal Media LLC, Guaranteed Notes, 2.10%, due 4/1/14	90,000
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	9,951
		196,811
Mining (0.3%)
25,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	25,122
20,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	20,174
		45,296
Oil & Gas (0.5%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	50,432
15,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	15,029
		65,461
Pharmaceuticals (1.3%)
90,000	AbbVie, Inc., Senior Unsecured Notes, 1.20%, due 11/6/15	90,774
30,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	30,382
10,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	9,976
55,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	56,520
		187,652
Pipelines (0.4%)
20,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	20,133
30,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	30,119
		50,252
Real Estate Investment Trusts (0.2%)
35,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	35,016	ñ

Retail (0.1%)
10,000	CVS Caremark Corp., Senior Unsecured Notes, 1.20%, due 12/5/16	10,059

Telecommunications (0.3%)
45,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	46,601
	Total Corporate Debt Securities (Cost $1,949,072)	1,976,051

Asset-Backed Securities (4.2%)
175,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.40%, due 5/15/20	174,638	µ
65,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	64,784
100,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.25%, due 4/24/17	99,957	µ
125,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	125,001
50,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	49,899
1,325	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	1,325
11,331	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	11,331
92,425	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.32%, due 4/25/23	92,251	µ
	Total Asset-Backed Securities (Cost $619,968)	619,186

NUMBER OF SHARES		VALUE	($)†

Short-Term Investments (2.3%)
342,749	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $342,749)	342,749

	Total Investments (100.1%) (Cost $11,338,853)	14,715,863	##

	Liabilities, less cash, receivables and other assets [(0.1%)]	(10,044)

	Total Net Assets (100.0%)	$14,705,819

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (99.7%)

Aerospace & Defense (1.4%)
1,250	BE Aerospace, Inc.	108,488	*

Airlines (1.0%)
900	Alaska Air Group, Inc.	83,979

Auto Components (0.8%)
1,000	BorgWarner, Inc.	61,470

Biotechnology (5.0%)
750	Alexion Pharmaceuticals, Inc.	114,097	*
1,250	BioMarin Pharmaceutical, Inc.	85,262	*
750	Cubist Pharmaceuticals, Inc.	54,863	*
1,250	Incyte Corp. Ltd.	66,900	*
100	Intercept Pharmaceuticals, Inc.	32,979	*
1,500	NPS Pharmaceuticals, Inc.	44,895	*
		398,996
Building Products (1.1%)
2,000	Fortune Brands Home & Security, Inc.	84,160

Capital Markets (2.3%)
650	Affiliated Managers Group, Inc.	130,032	*
950	Raymond James Financial, Inc.	53,134
		183,166
Chemicals (1.4%)
450	Airgas, Inc.	47,930
1,750	PolyOne Corp.	64,155
		112,085
Commercial Banks (1.1%)
700	SVB Financial Group	90,146	*

Commercial Services & Supplies (1.4%)
1,000	Stericycle, Inc.	113,620	*

Communications Equipment (1.4%)
1,250	ARRIS Group, Inc.	35,225	*
2,000	Aruba Networks, Inc.	37,500	*
400	F5 Networks, Inc.	42,652	*
		115,377
Computers & Peripherals (0.6%)
600	SanDisk Corp.	48,714

Consumer Finance (0.9%)
1,300	Portfolio Recovery Associates, Inc.	75,218	*

Containers & Packaging (1.3%)
1,500	Packaging Corp. of America	105,555

Distributors (0.9%)
2,750	LKQ Corp.	72,463	*

Diversified Consumer Services (0.1%)
600	Nord Anglia Education, Inc.	11,502	*

Diversified Financial Services (1.2%)
500	IntercontinentalExchange Group, Inc.	98,915

Electrical Equipment (2.8%)
2,350	AMETEK, Inc.	121,001
750	Roper Industries, Inc.	100,133
		221,134
Electronic Equipment, Instruments & Components (3.4%)
750	Amphenol Corp. Class A	68,737
2,250	CDW Corp.	61,740
650	IPG Photonics Corp.	46,202	*
2,500	Trimble Navigation Ltd.	97,175	*
		273,854
Energy Equipment & Services (1.9%)
250	Core Laboratories NV	49,610
500	Dril-Quip, Inc.	56,050	*
700	Oceaneering International, Inc.	50,302
		155,962
Food & Staples Retailing (1.1%)
850	PriceSmart, Inc.	85,791

Food Products (0.9%)
2,500	WhiteWave Foods Co. Class A	71,350	*

Health Care Equipment & Supplies (1.1%)
600	West Pharmaceutical Services, Inc.	26,430
2,000	Wright Medical Group, Inc.	62,140	*
		88,570
Health Care Providers & Services (3.4%)
1,650	Acadia Healthcare Co., Inc.	74,448	*
2,000	Envision Healthcare Holdings, Inc.	67,660	*
1,750	HealthSouth Corp.	62,877
900	Omnicare, Inc.	53,703
400	Premier, Inc. Class A	13,180	*
		271,868
Health Care Technology (1.6%)
2,250	Cerner Corp.	126,563	*

Hotels, Restaurants & Leisure (3.0%)
600	Buffalo Wild Wings, Inc.	89,340	*
2,500	MGM Resorts International	64,650	*
1,100	Starwood Hotels & Resorts Worldwide, Inc.	87,560
		241,550
Household Products (0.8%)
950	Church & Dwight Co., Inc.	65,617

Internet & Catalog Retail (0.4%)
900	HomeAway, Inc.	33,903	*

Internet Software & Services (0.9%)
900	AOL, Inc.	39,393	*
1,200	Pandora Media, Inc.	36,384	*
		75,777
IT Services (2.4%)
500	Alliance Data Systems Corp.	136,225	*
500	FleetCor Technologies, Inc.	57,550	*
		193,775
Leisure Equipment & Products (0.9%)
500	Polaris Industries, Inc.	69,855

Life Sciences Tools & Services (2.5%)
1,000	Illumina, Inc.	148,660	*
1,000	PAREXEL International Corp.	54,090	*
		202,750
Machinery (2.1%)
950	Pall Corp.	84,997
1,000	Pentair Ltd.	79,340
		164,337
Media (1.4%)
1,550	AMC Networks, Inc. Class A	113,290	*

Multiline Retail (1.3%)
1,500	Dollar Tree, Inc.	78,270	*
2,000	Tuesday Morning Corp.	28,300	*
		106,570
Oil, Gas & Consumable Fuels (3.6%)
1,250	Antero Resources Corp.	78,250	*
2,000	Cabot Oil & Gas Corp.	67,760
750	Concho Resources, Inc.	91,875	*
1,250	Oasis Petroleum, Inc.	52,162	*
		290,047
Pharmaceuticals (3.7%)
3,000	Akorn, Inc.	66,000	*
1,400	Auxilium Pharmaceuticals, Inc.	38,052	*
1,500	Horizon Pharma, Inc.	22,680	*
500	Jazz Pharmaceuticals PLC	69,340	*
2,000	Mylan, Inc.	97,660	*
		293,732
Professional Services (3.2%)
1,000	Advisory Board Co.	64,250	*
150	On Assignment, Inc.	5,788	*
600	Towers Watson & Co. Class A	68,430
1,900	Verisk Analytics, Inc. Class A	113,924	*
		252,392
Real Estate Investment Trusts (0.9%)
950	Crown Castle International Corp.	70,091

Real Estate Management & Development (1.0%)
650	Jones Lang LaSalle, Inc.	77,025

Road & Rail (2.0%)
2,500	Hertz Global Holdings, Inc.	66,600	*
1,250	J.B. Hunt Transport Services, Inc.	89,900
		156,500
Semiconductors & Semiconductor Equipment (4.4%)
2,350	Avago Technologies Ltd.	151,363
1,650	Microchip Technology, Inc.	78,804
1,500	Monolithic Power Systems, Inc.	58,155	*
1,150	NXP Semiconductors	67,632	*
		355,954
Software (9.8%)
2,000	Activision Blizzard, Inc.	40,880
750	ANSYS, Inc.	57,765	*
2,350	Aspen Technology, Inc.	99,546	*
1,000	Autodesk, Inc.	49,180	*
750	CommVault Systems, Inc.	48,712	*
600	Concur Technologies, Inc.	59,442	*
1,750	Electronic Arts, Inc.	50,767	*
1,000	Infoblox, Inc.	20,060	*
2,000	Informatica Corp.	75,560	*
450	NetSuite, Inc.	42,674	*
800	Salesforce.com, Inc.	45,672	*
750	ServiceNow, Inc.	44,940	*
850	Splunk, Inc.	60,766	*
750	Synchronoss Technologies, Inc.	25,718	*
450	Ultimate Software Group, Inc.	61,650	*
		783,332
Specialty Retail (8.1%)
650	Advance Auto Parts, Inc.	82,225
850	Cabela's, Inc.	55,684	*
1,400	Dick's Sporting Goods, Inc.	76,454
750	O'Reilly Automotive, Inc.	111,292	*
1,150	Ross Stores, Inc.	82,282
1,700	Tractor Supply Co.	120,071
1,000	Urban Outfitters, Inc.	36,470	*
1,300	Williams-Sonoma, Inc.	86,632
		651,110
Textiles, Apparel & Luxury Goods (5.6%)
1,300	Hanesbrands, Inc.	99,424
2,800	Kate Spade & Co.	103,852	*
750	Michael Kors Holdings Ltd.	69,953	*
650	PVH Corp.	81,100
800	Under Armour, Inc. Class A	91,712	*
		446,041
Trading Companies & Distributors (2.0%)
1,250	Fastenal Co.	61,650
1,000	United Rentals, Inc.	94,940	*
		156,590
Wireless Telecommunication Services (1.6%)
1,400	SBA Communications Corp. Class A	127,344	*

Total Common Stocks
(Cost $5,019,189)		7,986,528

Short-Term Investments (0.4%)
35,236	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $35,236)	35,236

Total Investments (100.1%)
(Cost $5,054,425)		8,021,764	##

Liabilities, less cash, receivables and other assets [(0.1%)]		(7,194)

Total Net Assets (100.0%)		$ 8,014,570

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (98.5%)

Auto Components (2.0%)
28,780	BorgWarner, Inc.	1,769,107

Beverages (6.9%)
41,592	Anheuser-Busch InBev NV ADR	4,379,637
45,742	Coca-Cola Co.	1,768,386
		6,148,023
Capital Markets (2.3%)
42,969	Lazard Ltd. Class A	2,023,410

Commercial Banks (3.2%)
65,645	U.S. Bancorp	2,813,545

Consumer Finance (5.0%)
49,031	American Express Co.	4,414,261

Diversified Financial Services (7.1%)
37,406	Berkshire Hathaway, Inc. Class B	4,674,628	*
8,283	IntercontinentalExchange Group, Inc.	1,638,626
		6,313,254
Diversified Telecommunication Services (1.3%)
36,754	tw telecom, inc.	1,148,930	*

Energy Equipment & Services (3.5%)
32,115	Schlumberger Ltd.	3,131,212

Food & Staples Retailing (2.5%)
19,975	Costco Wholesale Corp.	2,230,808

Food Products (1.0%)
12,341	McCormick & Co., Inc.	885,343

Health Care Equipment & Supplies (5.2%)
51,121	Abbott Laboratories	1,968,670
35,280	Covidien PLC	2,598,725
		4,567,395
Household Durables (5.0%)
149,408	Newell Rubbermaid, Inc.	4,467,299

Household Products (2.5%)
27,588	Procter & Gamble Co.	2,223,593

Industrial Conglomerates (7.9%)
22,955	3M Co.	3,114,075
52,015	Danaher Corp.	3,901,125
		7,015,200
Industrial Gases (2.0%)
13,281	Praxair, Inc.	1,739,413

Insurance (3.1%)
112,977	Progressive Corp.	2,736,303

Internet Software & Services (2.7%)
43,107	eBay, Inc.	2,381,231	*

IT Services (1.4%)
16,304	MasterCard, Inc. Class A	1,217,909

Leisure Equipment & Products (3.0%)
19,318	Polaris Industries, Inc.	2,698,918

Machinery (3.6%)
25,774	Lincoln Electric Holdings, Inc.	1,855,986
14,883	Pall Corp.	1,331,582
		3,187,568
Media (1.3%)
15,724	Scripps Networks Interactive, Inc. Class A	1,193,609

Metals & Mining (2.0%)
34,422	Nucor Corp.	1,739,688

Oil, Gas & Consumable Fuels (3.2%)
40,209	Noble Energy, Inc.	2,856,447

Pharmaceuticals (3.0%)
8,810	Roche Holding AG	2,640,857

Road & Rail (2.0%)
24,198	J.B. Hunt Transport Services, Inc.	1,740,320

Semiconductors & Semiconductor Equipment (8.0%)
50,648	Microchip Technology, Inc.	2,418,949
99,663	Texas Instruments, Inc.	4,699,110
		7,118,059
Software (3.8%)
42,832	Intuit, Inc.	3,329,331

Specialty Retail (2.5%)
37,294	TJX Cos., Inc.	2,261,881

Trading Companies & Distributors (1.5%)
5,293	W.W. Grainger, Inc.	1,337,329

Total Common Stocks
(Cost $58,435,968)		87,330,243

Short-Term Investments (1.0%)
906,915	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $906,915)	906,915

Total Investments (99.5%)
(Cost $59,342,883)		88,237,158	##

Cash, receivables and other assets, less liabilities (0.5%)		412,368

Total Net Assets (100.0%)		$ 88,649,526

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments International Equity Portfoliob
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (99.5%)

Australia (1.4%)
78,420	Brambles Ltd.	673,450
45,305	Iluka Resources Ltd.	416,377
		1,089,827
Austria (1.1%)
14,190	Andritz AG	876,864

Belgium (0.7%)
9,960	Colruyt SA	548,856

Brazil (0.5%)
47,050	SLC Agricola SA	364,746

Canada (8.0%)
5,665	Agrium, Inc.	552,451
7,490	Alimentation Couche-Tard, Inc. Class B	605,772
41,825	ATS Automation Tooling Systems, Inc.	542,912	*
13,972	Cenovus Energy, Inc.	404,057
32,662	Corus Entertainment, Inc., B Shares	721,193
14,910	Home Capital Group, Inc.	602,199
11,768	MacDonald, Dettwiler & Associates Ltd.	929,518
76,005	New Gold, Inc.	376,072	*
15,300	ShawCor Ltd.	638,019
24,775	Silver Wheaton Corp.	562,060
11,600	Suncor Energy, Inc.	405,134
		6,339,387
China (1.6%)
19,365	China Mobile Ltd. ADR	882,850
261,000	PICC Property & Casualty Co. Ltd., H Shares	357,355
		1,240,205
Denmark (1.6%)
33,125	Sydbank A/S	847,784	*
4,057	Tryg A/S	401,257
		1,249,041
France (8.6%)
8,520	Arkema SA	964,828
18,413	Eutelsat Communications SA	625,288
4,365	Pernod-Ricard SA	508,136
8,733	Publicis Groupe SA	788,994
49,477	Rexel SA	1,298,145
10,855	Sanofi	1,131,748
13,801	Sodexo	1,447,455
		6,764,594
Germany (11.3%)
6,275	Bayer AG	848,742
6,590	Brenntag AG	1,222,448
4,240	Continental AG	1,015,791
12,801	Deutsche Boerse AG	1,018,791
12,918	Gerresheimer AG	835,989
8,750	Henkel AG & Co. KGaA, Preference Shares	941,692
5,291	Linde AG	1,058,384
10,935	SAP AG ADR	889,125
4,292	Volkswagen AG, Preference Shares	1,112,211
		8,943,173
Ireland (0.6%)
8,890	DCC PLC	483,163

Israel (2.8%)
556,020	Bezeq Israeli Telecommunication Corp. Ltd.	990,234
18,555	Check Point Software Technologies Ltd.	1,254,874	*
		2,245,108
Japan (15.5%)
6,600	FANUC Corp.	1,164,104
63,600	KANSAI PAINT Co. Ltd.	908,880
169	Kenedix Office Investment Corp.	838,328
3,100	KEYENCE Corp.	1,278,564
21,200	Nihon Kohden Corp.	845,207
14,400	PIGEON Corp.	650,138
17,100	Pola Orbis Holdings, Inc.	680,090
19,650	Sanrio Co. Ltd.	662,520
4,100	SMC Corp.	1,081,456
7,900	SOFTBANK Corp.	597,006
16,100	SUGI HOLDINGS Co. Ltd.	715,192
26,400	Sundrug Co. Ltd.	1,205,987
22,700	TOYOTA MOTOR Corp.	1,281,308
39,800	Wacom Co. Ltd.	279,562
		12,188,342
Korea (1.5%)
1,870	Samsung Electronics Co. Ltd. GDR	1,176,230

Netherlands (5.8%)
12,455	Akzo Nobel NV	1,016,305
10,190	ASML Holding NV	943,792
49,098	Koninklijke Ahold NV	986,198
17,668	Nutreco NV	784,975
19,936	Unilever NV	819,413
		4,550,683
Norway (2.4%)
56,076	DNB ASA	974,901
251,080	Norwegian Property ASA	304,006
74,749	ProSafe SE	598,961
		1,877,868
Russia (0.6%)
50,490	Sberbank of Russia ADR	490,763

Singapore (1.8%)
13,925	Jardine Matheson Holdings Ltd.	878,389
32,200	United Overseas Bank Ltd.	554,201
		1,432,590
Sweden (2.7%)
21,742	Elekta AB, B Shares	289,734
71,630	Nordea Bank AB	1,015,966
62,650	Telefonaktiebolaget LM Ericsson, B Shares	834,391
		2,140,091
Switzerland (14.6%)
3,501	Bucher Industries AG	1,188,055
819	Givaudan SA	1,266,414	*
17,135	Julius Baer Group Ltd.	760,371	*
1,300	Kaba Holding AG, B Shares	620,553	*
14,487	Novartis AG	1,229,031
2,910	Partners Group Holding AG	817,651
5,596	Roche Holding AG	1,677,439
497	SGS SA	1,225,002
353	Sika AG	1,443,864
5,020	Sulzer AG	689,927
600	Tecan Group AG	71,942
27,110	UBS AG	559,955	*
		11,550,204
United Kingdom (14.5%)
140,416	Amlin PLC	1,133,720
10,960	Aon PLC	923,709
46,655	Bunzl PLC	1,241,383
60,480	Diploma PLC	723,450
43,305	ICAP PLC	272,612
222,870	Mitie Group PLC	1,209,420
36,100	Prudential PLC	763,435
62,759	Reed Elsevier PLC	958,399
168,970	RPS Group PLC	880,589
12,350	SABMiller PLC	616,650
47,115	Synergy Health PLC	1,083,959
127,200	TalkTalk Telecom Group PLC	679,233
18,732	Travis Perkins PLC	588,668
28,453	Tullow Oil PLC	355,054
		11,430,281
United States (1.9%)
22,625	Nielsen Holdings NV	1,009,753
25,075	Taminco Corp.	526,826	*
		1,536,579
Total Common Stocks
(Cost $72,520,543)		78,518,595

Short-Term Investments (0.5%)
348,336	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $348,336)	348,336

Total Investments (100.0%)
(Cost $72,868,879)		78,866,931	##

Cash, receivables and other assets, less liabilities (0.0%)		23,877

Total Net Assets (100.0%)		$ 78,890,808

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Equity Portfolio (Unaudited)b

Industry	Investments at Value†	Percentage of Net Assets
Chemicals	$7,737,952	9.8%
Machinery	5,543,318	7.0%
Trading Companies & Distributors	5,074,094	6.4%
Pharmaceuticals	4,886,960	6.2%
Food & Staples Retailing	4,062,005	5.1%
Commercial Banks	3,883,615	4.9%
Insurance	3,579,476	4.5%
Commercial Services & Supplies	3,384,012	4.3%
Media	3,093,874	3.9%
Capital Markets	2,410,589	3.1%
Automobiles	2,393,519	3.0%
Professional Services	2,234,755	2.8%
Software	2,143,999	2.7%
Semiconductors & Semiconductor Equipment	2,120,022	2.7%
Food Products	1,969,134	2.5%
Diversified Telecommunication Services	1,669,467	2.1%
Household Products	1,591,830	2.0%
Wireless Telecommunication Services	1,479,856	1.9%
Hotels, Restaurants & Leisure	1,447,455	1.8%
Industrial Conglomerates	1,361,552	1.7%
Metals & Mining	1,354,509	1.7%
Electronic Equipment, Instruments & Components	1,278,564	1.6%
Energy Equipment & Services	1,236,980	1.6%
Oil, Gas & Consumable Fuels	1,164,245	1.5%
Health Care Equipment & Supplies	1,134,941	1.4%
Beverages	1,124,786	1.4%
Health Care Providers & Services	1,083,959	1.4%
Diversified Financial Services	1,018,791	1.3%
Auto Components	1,015,791	1.3%
Aerospace & Defense	929,518	1.2%
Life Sciences Tools & Services	907,931	1.2%
Real Estate Investment Trusts	838,328	1.1%
Communications Equipment	834,391	1.1%
Personal Products	680,090	0.9%
Specialty Retail	662,520	0.8%
Thrifts & Mortgage Finance	602,199	0.8%
Real Estate Management & Development	304,006	0.4%
Computers & Peripherals	279,562	0.4%
Short-Term Investments and Other Assets-Net	372,213	0.5%

	$78,890,808	100.0%

MARCH 31, 2014

Schedule of Investments Large Cap Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (95.6%)

Aerospace & Defense (0.8%)
4,684	Northrop Grumman Corp.	577,912

Airlines (4.8%)
51,347	American Airlines Group, Inc.	1,879,300	*
33,526	United Continental Holdings, Inc.	1,496,265	*
		3,375,565
Auto Components (1.0%)
11,325	BorgWarner, Inc.	696,148

Beverages (0.7%)
5,961	Beam, Inc.	496,551

Capital Markets (9.3%)
65,649	Bank of New York Mellon Corp.	2,316,753
10,157	Goldman Sachs Group, Inc.	1,664,225
54,702	Invesco Ltd.	2,023,974
87,061	Nomura Holdings, Inc. ADR	559,802
		6,564,754
Chemicals (5.5%)
23,293	Dow Chemical Co.	1,131,807
14,884	LyondellBasell Industries NV Class A	1,323,783
5,951	Monsanto Co.	677,045
7,101	Mosaic Co.	355,050
11,403	Potash Corp. of Saskatchewan, Inc.	413,017
		3,900,702
Commercial Banks (13.4%)
39,478	Citigroup, Inc.	1,879,153
17,160	Comerica, Inc.	888,888
36,976	JPMorgan Chase & Co.	2,244,813
3,578	M&T Bank Corp.	434,011
65,002	Mitsubishi UFJ Financial Group, Inc. ADR	360,111
14,162	PNC Financial Services Group, Inc.	1,232,094
35,530	Regions Financial Corp.	394,738
92,190	Sumitomo Mitsui Financial Group, Inc. ADR	797,444
24,319	Wells Fargo & Co.	1,209,627
		9,440,879
Communications Equipment (2.7%)
84,428	Cisco Systems, Inc.	1,892,031

Computers & Peripherals (2.1%)
17,599	EMC Corp.	482,389
12,324	SanDisk Corp.	1,000,585
		1,482,974
Construction & Engineering (0.4%)
3,980	Fluor Corp.	309,365

Diversified Financial Services (2.1%)
19,743	CME Group, Inc.	1,461,179

Electric Utilities (3.0%)
13,412	NextEra Energy, Inc.	1,282,456
19,244	Southern Co.	845,581
		2,128,037
Electrical Equipment (1.5%)
14,230	Eaton Corp. PLC	1,068,958

Electronic Equipment, Instruments & Components (0.6%)
20,168	Corning, Inc.	419,898

Energy Equipment & Services (2.6%)
8,276	Halliburton Co.	487,373
94,957	McDermott International, Inc.	742,564	*
17,316	Rowan Cos. PLC Class A	583,203	*
		1,813,140
Food & Staples Retailing (1.5%)
14,090	Wal-Mart Stores, Inc.	1,076,899

Food Products (2.2%)
16,150	Archer-Daniels-Midland Co.	700,749
28,862	WhiteWave Foods Co. Class A	823,721	*
		1,524,470
Health Care Equipment & Supplies (4.0%)
67,445	Boston Scientific Corp.	911,856	*
3,394	C.R. Bard, Inc.	502,244
18,906	Covidien PLC	1,392,616
		2,806,716
Health Care Providers & Services (2.9%)
7,897	Aetna, Inc.	592,038
17,331	UnitedHealth Group, Inc.	1,420,969
		2,013,007
Hotels, Restaurants & Leisure (2.0%)
36,474	Carnival Corp.	1,380,906

Household Products (1.2%)
10,596	Procter & Gamble Co.	854,038

Insurance (3.1%)
30,275	Lincoln National Corp.	1,534,034
12,601	MetLife, Inc.	665,333
		2,199,367
Internet Software & Services (0.6%)
7,289	eBay, Inc.	402,644	*

Machinery (8.5%)
6,548	Caterpillar, Inc.	650,675
11,178	Cummins, Inc.	1,665,410
13,580	Joy Global, Inc.	787,640
12,700	Kubota Corp. ADR	843,407
5,043	Pall Corp.	451,197
5,904	Parker Hannifin Corp.	706,768
20,319	Terex Corp.	900,132
		6,005,229
Metals & Mining (4.3%)
12,023	Carpenter Technology Corp.	793,999
52,994	Newmont Mining Corp.	1,242,179
8,861	Nucor Corp.	447,835
18,403	United States Steel Corp.	508,107
		2,992,120
Multi-Utilities (1.8%)
11,919	Dominion Resources, Inc.	846,130
4,504	Sempra Energy	435,807
		1,281,937
Oil, Gas & Consumable Fuels (3.4%)
15,988	Antero Resources Corp.	1,000,849	*
8,620	Occidental Petroleum Corp.	821,400
7,289	Range Resources Corp.	604,768
		2,427,017
Paper & Forest Products (0.8%)
12,191	International Paper Co.	559,323

Pharmaceuticals (6.3%)
13,788	Eli Lilly & Co.	811,562
15,333	Johnson & Johnson	1,506,161
29,741	Merck & Co., Inc.	1,688,396
7,574	Teva Pharmaceutical Industries Ltd. ADR	400,210
		4,406,329
Semiconductors & Semiconductor Equipment (2.5%)
17,799	Altera Corp.	645,036
43,783	Intel Corp.	1,130,039
		1,775,075
Total Common Stocks
(Cost $57,409,085)		67,333,170

Exchange Traded Funds (0.8%)
10,259	ProShares UltraPro Short S&P 500 (Cost $635,368)	575,633	*

Short-Term Investments (2.6%)
1,812,208	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,812,208)	1,812,208

Total Investments (99.0%)
(Cost $59,856,661)		69,721,011	##

Cash, receivables and other assets, less liabilities (1.0%)		682,801

Total Net Assets (100.0%)		$ 70,403,812

See Notes to Schedule of Investments

MARCH 31, 2014
Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (96.2%)

Aerospace & Defense (1.3%)
30,000	BE Aerospace, Inc.	2,603,700	*

Airlines (1.1%)
22,500	Alaska Air Group, Inc.	2,099,475

Auto Components (0.7%)
22,500	BorgWarner, Inc.	1,383,075

Biotechnology (4.7%)
20,000	Alexion Pharmaceuticals, Inc.	3,042,600	*
30,000	BioMarin Pharmaceutical, Inc.	2,046,300	*
15,000	Cubist Pharmaceuticals, Inc.	1,097,250	*
30,000	Incyte Corp. Ltd.	1,605,600	*
1,500	Intercept Pharmaceuticals, Inc.	494,685	*
35,000	NPS Pharmaceuticals, Inc.	1,047,550	*
		9,333,985
Building Products (1.0%)
49,000	Fortune Brands Home & Security, Inc.	2,061,920

Capital Markets (2.4%)
15,000	Affiliated Managers Group, Inc.	3,000,750	*
30,000	Raymond James Financial, Inc.	1,677,900
		4,678,650
Chemicals (1.3%)
10,000	Airgas, Inc.	1,065,100
40,000	PolyOne Corp.	1,466,400
		2,531,500
Commercial Banks (1.1%)
16,500	SVB Financial Group	2,124,870	*

Commercial Services & Supplies (1.3%)
22,500	Stericycle, Inc.	2,556,450	*

Communications Equipment (1.4%)
30,000	ARRIS Group, Inc.	845,400	*
50,000	Aruba Networks, Inc.	937,500	*
10,000	F5 Networks, Inc.	1,066,300	*
		2,849,200
Computers & Peripherals (0.6%)
15,000	SanDisk Corp.	1,217,850

Consumer Finance (0.8%)
27,500	Portfolio Recovery Associates, Inc.	1,591,150	*

Containers & Packaging (1.2%)
34,300	Packaging Corp. of America	2,413,691

Distributors (0.9%)
65,000	LKQ Corp.	1,712,750	*

Diversified Consumer Services (0.1%)
14,700	Nord Anglia Education, Inc.	281,799	*

Diversified Financial Services (1.2%)
12,000	IntercontinentalExchange Group, Inc.	2,373,960

Electrical Equipment (2.7%)
57,500	AMETEK, Inc.	2,960,675
18,000	Roper Industries, Inc.	2,403,180
		5,363,855
Electronic Equipment, Instruments & Components (3.2%)
17,500	Amphenol Corp. Class A	1,603,875
52,500	CDW Corp.	1,440,600
15,000	IPG Photonics Corp.	1,066,200	*
60,000	Trimble Navigation Ltd.	2,332,200	*
		6,442,875
Energy Equipment & Services (2.0%)
6,000	Core Laboratories NV	1,190,640
12,500	Dril-Quip, Inc.	1,401,250	*
18,400	Oceaneering International, Inc.	1,322,224
		3,914,114
Food & Staples Retailing (1.1%)
21,000	PriceSmart, Inc.	2,119,530

Food Products (0.9%)
60,000	WhiteWave Foods Co. Class A	1,712,400	*

Health Care Equipment & Supplies (1.1%)
12,500	West Pharmaceutical Services, Inc.	550,625
50,000	Wright Medical Group, Inc.	1,553,500	*
		2,104,125
Health Care Providers & Services (3.3%)
37,500	Acadia Healthcare Co., Inc.	1,692,000	*
47,500	Envision Healthcare Holdings, Inc.	1,606,925	*
40,000	HealthSouth Corp.	1,437,200
25,000	Omnicare, Inc.	1,491,750
10,500	Premier, Inc. Class A	345,975	*
		6,573,850
Health Care Technology (1.5%)
52,500	Cerner Corp.	2,953,125	*

Hotels, Restaurants & Leisure (2.8%)
13,000	Buffalo Wild Wings, Inc.	1,935,700	*
60,000	MGM Resorts International	1,551,600	*
25,500	Starwood Hotels & Resorts Worldwide, Inc.	2,029,800
		5,517,100
Household Products (0.7%)
20,000	Church & Dwight Co., Inc.	1,381,400

Internet & Catalog Retail (0.4%)
22,500	HomeAway, Inc.	847,575	*

Internet Software & Services (0.9%)
20,000	AOL, Inc.	875,400	*
27,500	Pandora Media, Inc.	833,800	*
		1,709,200
IT Services (2.4%)
12,000	Alliance Data Systems Corp.	3,269,400	*
12,500	FleetCor Technologies, Inc.	1,438,750	*
		4,708,150
Leisure Equipment & Products (0.9%)
12,500	Polaris Industries, Inc.	1,746,375

Life Sciences Tools & Services (2.2%)
21,500	Illumina, Inc.	3,196,190	*
20,000	PAREXEL International Corp.	1,081,800	*
		4,277,990
Machinery (2.0%)
25,000	Pall Corp.	2,236,750
22,500	Pentair Ltd.	1,785,150
		4,021,900
Media (1.4%)
38,000	AMC Networks, Inc. Class A	2,777,420	*

Multiline Retail (1.2%)
35,000	Dollar Tree, Inc.	1,826,300	*
42,500	Tuesday Morning Corp.	601,375	*
		2,427,675
Oil, Gas & Consumable Fuels (3.5%)
26,000	Antero Resources Corp.	1,627,600	*
55,000	Cabot Oil & Gas Corp.	1,863,400
17,500	Concho Resources, Inc.	2,143,750	*
30,000	Oasis Petroleum, Inc.	1,251,900	*
		6,886,650
Pharmaceuticals (3.5%)
70,000	Akorn, Inc.	1,540,000	*
35,000	Auxilium Pharmaceuticals, Inc.	951,300	*
35,000	Horizon Pharma, Inc.	529,200	*
10,000	Jazz Pharmaceuticals PLC	1,386,800	*
50,000	Mylan, Inc.	2,441,500	*
		6,848,800
Professional Services (3.2%)
27,000	Advisory Board Co.	1,734,750	*
2,800	On Assignment, Inc.	108,052	*
15,000	Towers Watson & Co. Class A	1,710,750
45,000	Verisk Analytics, Inc. Class A	2,698,200	*
		6,251,752
Real Estate Investment Trusts (0.9%)
25,000	Crown Castle International Corp.	1,844,500

Real Estate Management & Development (0.9%)
16,000	Jones Lang LaSalle, Inc.	1,896,000

Road & Rail (1.9%)
60,000	Hertz Global Holdings, Inc.	1,598,400	*
30,000	J.B. Hunt Transport Services, Inc.	2,157,600
		3,756,000
Semiconductors & Semiconductor Equipment (4.3%)
60,000	Avago Technologies Ltd.	3,864,600
36,800	Microchip Technology, Inc.	1,757,568
35,000	Monolithic Power Systems, Inc.	1,356,950	*
27,500	NXP Semiconductors NV	1,617,275	*
		8,596,393
Software (9.2%)
50,000	Activision Blizzard, Inc.	1,022,000
14,000	ANSYS, Inc.	1,078,280	*
53,900	Aspen Technology, Inc.	2,283,204	*
20,000	Autodesk, Inc.	983,600	*
17,500	CommVault Systems, Inc.	1,136,625	*
13,500	Concur Technologies, Inc.	1,337,445	*
42,500	Electronic Arts, Inc.	1,232,925	*
20,000	Infoblox, Inc.	401,200	*
47,500	Informatica Corp.	1,794,550	*
10,000	NetSuite, Inc.	948,300	*
22,500	Salesforce.com, Inc.	1,284,525	*
16,000	ServiceNow, Inc.	958,720	*
22,500	Splunk, Inc.	1,608,525	*
20,000	Synchronoss Technologies, Inc.	685,800	*
10,500	Ultimate Software Group, Inc.	1,438,500	*
		18,194,199
Specialty Retail (8.0%)
15,000	Advance Auto Parts, Inc.	1,897,500
20,000	Cabela's, Inc.	1,310,200	*
35,000	Dick's Sporting Goods, Inc.	1,911,350
19,100	O'Reilly Automotive, Inc.	2,834,249	*
27,000	Ross Stores, Inc.	1,931,850
39,200	Tractor Supply Co.	2,768,696
30,000	Urban Outfitters, Inc.	1,094,100	*
30,000	Williams-Sonoma, Inc.	1,999,200
		15,747,145
Textiles, Apparel & Luxury Goods (5.3%)
29,900	Hanesbrands, Inc.	2,286,752
63,800	Kate Spade & Co.	2,366,342	*
17,500	Michael Kors Holdings Ltd.	1,632,225	*
14,700	PVH Corp.	1,834,119
20,000	Under Armour, Inc. Class A	2,292,800	*
		10,412,238
Trading Companies & Distributors (1.9%)
30,000	Fastenal Co.	1,479,600
23,300	United Rentals, Inc.	2,212,102	*
		3,691,702
Wireless Telecommunication Services (1.8%)
40,000	SBA Communications Corp. Class A	3,638,400	*

Total Common Stocks
(Cost $125,800,631)		190,176,463

Short-Term Investments (3.8%)
7,422,877	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $7,422,877)	7,422,877

Total Investments (100.0%)
(Cost $133,223,508)		197,599,340	##

Cash, receivables and other assets, less liabilities (0.0%)		88,058

Total Net Assets (100.0%)		$ 197,687,398

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (98.6%)

Aerospace & Defense (6.8%)
40,050	General Dynamics Corp.	4,362,246
95,600	Spirit Aerosystems Holdings, Inc. Class A	2,694,964	*
76,100	Textron, Inc.	2,989,969
		10,047,179
Auto Components (2.8%)
30,300	Lear Corp.	2,536,716
19,200	TRW Automotive Holdings Corp.	1,567,104	*
		4,103,820
Capital Markets (1.9%)
40,400	State Street Corp.	2,809,820

Chemicals (2.6%)
38,700	Ashland, Inc.	3,849,876

Commercial Banks (8.2%)
76,900	BankUnited, Inc.	2,673,813
52,800	BB&T Corp.	2,120,976
53,400	Comerica, Inc.	2,766,120
225,800	Huntington Bancshares, Inc.	2,251,226
19,400	M&T Bank Corp.	2,353,220
		12,165,355
Commercial Services & Supplies (8.0%)
153,300	ADT Corp.	4,591,335
168,700	Covanta Holding Corp.	3,045,035
49,500	Republic Services, Inc.	1,690,920
58,800	Tyco International Ltd.	2,493,120
		11,820,410
Construction & Engineering (1.7%)
94,400	KBR, Inc.	2,518,592

Electric Utilities (3.3%)
50,800	Edison International	2,875,788
35,800	Pinnacle West Capital Corp.	1,956,828
		4,832,616
Electrical Equipment (1.0%)
20,800	Regal-Beloit Corp.	1,512,368

Electronic Equipment, Instruments & Components (2.9%)
35,100	Dolby Laboratories, Inc. Class A	1,561,950	*
294,300	Flextronics International Ltd.	2,719,332	*
		4,281,282
Energy Equipment & Services (1.9%)
46,500	Cameron International Corp.	2,872,305	*

Food & Staples Retailing (4.0%)
42,100	CVS Caremark Corp.	3,151,606
75,450	Safeway, Inc.	2,787,123
		5,938,729
Health Care Equipment & Supplies (4.3%)
49,800	Covidien PLC	3,668,268
28,200	Zimmer Holdings, Inc.	2,667,156
		6,335,424
Health Care Providers & Services (2.4%)
21,400	Cardinal Health, Inc.	1,497,572
33,700	Omnicare, Inc.	2,010,879
		3,508,451
Hotels, Restaurants & Leisure (1.0%)
28,700	Darden Restaurants, Inc.	1,456,812

Independent Power Producers & Energy Traders (2.3%)
241,300	AES Corp.	3,445,764

IT Services (6.6%)
80,300	Amdocs Ltd.	3,730,738
68,400	Teradata Corp.	3,364,596	*
160,300	Western Union Co.	2,622,508
		9,717,842
Machinery (1.5%)
14,800	Valmont Industries, Inc.	2,202,832

Multi-Utilities (1.8%)
114,000	CenterPoint Energy, Inc.	2,700,660

Multiline Retail (1.9%)
48,900	Kohl's Corp.	2,777,520

Oil, Gas & Consumable Fuels (4.2%)
56,100	Devon Energy Corp.	3,754,773
16,638	Energy Transfer Partners L.P.	894,958
33,400	Southwestern Energy Co.	1,536,734	*
		6,186,465
Personal Products (1.3%)
68,200	Elizabeth Arden, Inc.	2,012,582	*

Real Estate Investment Trusts (5.4%)
119,577	Corrections Corporation of America	3,745,152
113,700	Starwood Property Trust, Inc.	2,682,183
53,340	Starwood Waypoint Residential Trust	1,535,658	*
		7,962,993
Road & Rail (3.0%)
31,300	Avis Budget Group, Inc.	1,524,310	*
108,000	Hertz Global Holdings, Inc.	2,877,120	*
		4,401,430
Semiconductors & Semiconductor Equipment (2.2%)
86,000	Skyworks Solutions, Inc.	3,226,720	*

Software (7.0%)
107,100	Cadence Design Systems, Inc.	1,664,334	*
42,700	Check Point Software Technologies Ltd.	2,887,801	*
214,000	Nuance Communications, Inc.	3,674,380	*
109,300	Symantec Corp.	2,182,721
		10,409,236
Specialty Retail (7.6%)
32,300	Bed Bath & Beyond, Inc.	2,222,240	*
111,100	Best Buy Co., Inc.	2,934,151
151,200	Express, Inc.	2,401,056	*
605,400	Office Depot, Inc.	2,500,302	*
69,100	Select Comfort Corp.	1,249,328	*
		11,307,077
Thrifts & Mortgage Finance (1.0%)
97,600	People's United Financial, Inc.	1,451,312

Total Common Stocks
(Cost $114,891,988)		145,855,472

Short-Term Investments (1.8%)
2,618,910	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,618,910)	2,618,910

Total Investments (100.4%)
(Cost $117,510,898)		148,474,382	##

Liabilities, less cash, receivables and other assets [(0.4%)]		(563,161)

Total Net Assets (100.0%)		$ 147,911,221

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE	($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (10.8%)
7,500,000	U.S. Treasury Bills, 0.30%, due 6/26/14	7,499,468
10,635,000	U.S. Treasury Notes, 2.13%, due 11/30/14	10,777,913
295,000	U.S. Treasury Notes, 0.38%, due 3/15/15	295,645
4,815,000	U.S. Treasury Notes, 0.63%, due 7/15/16 – 2/15/17	4,813,548
615,000	U.S. Treasury Notes, 0.75%, due 1/15/17	614,183
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $24,189,720)
		24,000,757

Mortgage-Backed Securities (34.3%)

Adjustable Mixed Balance (2.3%)
2,221,805	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.55%, due 9/20/36	1,606,739	µ
1,607,007	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.58%, due 5/25/34	1,603,660	µ
333,707	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.28%, due 6/19/34	320,657	µ
1,594,961	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.55%, due 12/25/34	1,612,955	µ
		5,144,011
Collateralized Mortgage Obligations (0.3%)
672,710	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.37%, due 9/26/33	666,279	µ

Commercial Mortgage-Backed (20.8%)
2,668,081	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, due 7/10/43	2,758,161
2,152,026	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	2,161,396
254,683	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	257,377	µ
4,624,618	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,655,955
5,770,000	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	5,751,080
1,290,000	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	1,291,763	Ø
1,934,219	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.79%, due 6/15/38	2,096,091	µ
1,375,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	1,506,616
2,300,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	2,456,441
4,692,174	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	4,690,701
2,155,399	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	2,282,977
958,332	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	960,154	ñ
4,935,646	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	4,951,074
1,431,362	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	1,453,286	ñ
3,620,281	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	3,782,227
3,692,567	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	3,905,018
1,417,018	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	1,433,858	ñ
		46,394,175
Mortgage-Backed Non-Agency (1.7%)
761,991	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	809,750	ñ
2,269,437	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,429,396	ñ
441,710	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	470,383	ñ
		3,709,529
Fannie Mae (4.9%)
2,635,584	Pass-Through Certificates, 3.50%, due 10/1/25	2,764,039
4,280,230	Pass-Through Certificates, 3.00%, due 9/1/27	4,401,531
3,595,363	Pass-Through Certificates, 4.50%, due 5/1/41	3,849,672
		11,015,242
Freddie Mac (4.3%)
7,684	Pass-Through Certificates, 10.00%, due 4/1/20	7,717
2,634,452	Pass-Through Certificates, 3.50%, due 5/1/26	2,756,206
3,595,238	Pass-Through Certificates, 3.00%, due 1/1/27	3,692,449
2,830,396	Pass-Through Certificates, 4.50%, due 11/1/39	3,017,896
		9,474,268
	Total Mortgage-Backed Securities (Cost $77,370,578)	76,403,504

Corporate Debt Securities (38.9%)
Auto Manufacturers (1.4%)
1,065,000	Daimler Finance N.A. LLC, Guaranteed Notes, 1.13%, due 3/10/17	1,057,408	ñ
1,980,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	1,992,230
		3,049,638
Banks (12.0%)
980,000	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	983,588
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,164,379
3,325,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	3,309,439
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,293,366
6,390,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	6,385,770
860,000	KeyBank N.A., Senior Unsecured Bank Notes, 1.10%, due 11/25/16	860,950
2,975,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	2,993,356	ØØ
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	486,229
1,445,000	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	1,445,865
4,875,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	4,931,974
2,780,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	2,799,958
		26,654,874
Beverages (2.1%)
4,295,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	4,305,931
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	280,432	ñ
		4,586,363
Commercial Services (0.1%)
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	306,552	ñ
Computers (2.9%)
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,330,486
5,050,000	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	5,067,655
		6,398,141
Diversified Financial Services (6.2%)
1,900,000	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	1,911,113	ñ
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,621,539
1,880,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,891,758
2,145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	2,160,551
1,890,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	1,915,209
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,409,518	ñ
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	999,894	ñ
1,900,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	1,910,765
		13,820,347
Electric (0.4%)
895,000	Electricite de France, Senior Unsecured Notes, 1.15%, due 1/20/17	893,683	ñ

Electronics (0.4%)
1,000,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	994,098

Food (0.6%)
660,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	667,435
765,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	768,328	ñ
		1,435,763
Home Furnishings (0.3%)
615,000	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	613,713

Insurance (0.4%)
900,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.95%, due 8/15/16	904,718

Internet (0.6%)
1,310,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	1,312,877

Machinery - Construction & Mining (0.7%)
1,490,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 11/25/16	1,492,865

Media (3.2%)
3,250,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	3,313,612	ØØ
3,430,000	NBC Universal Media LLC, Guaranteed Notes, 2.10%, due 4/1/14	3,430,000
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	348,288
		7,091,900
Mining (0.6%)
1,280,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	1,286,272

Oil & Gas (0.5%)
500,000	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	499,883
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	616,192
		1,116,075
Pharmaceuticals (3.5%)
3,420,000	AbbVie, Inc., Senior Unsecured Notes, 1.20%, due 11/6/15	3,449,398
1,555,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	1,574,814
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	538,737
2,250,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	2,312,179
		7,875,128
Pipelines (0.8%)
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	820,439
875,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	878,468
		1,698,907
Real Estate Investment Trusts (0.6%)
1,465,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	1,465,650	ñ

Retail (0.2%)
380,000	CVS Caremark Corp., Senior Unsecured Notes, 1.20%, due 12/5/16	382,237
Telecommunications (1.4%)
1,120,000	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	1,116,919
1,915,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	1,983,111
		3,100,030
	Total Corporate Debt Securities (Cost $85,725,742)	86,479,831
Asset-Backed Securities (14.3%)
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.40%, due 5/15/20	6,810,879	µ
2,890,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	2,880,376
3,705,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.25%, due 4/24/17	3,703,403	µ
5,725,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	5,725,069
2,225,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	2,220,526
51,338	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	51,337
609,542	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.33%, due 11/23/22	607,634	µ
406,029	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	406,029
1,411,799	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.39%, due 1/25/21	1,410,233	µ
3,517,301	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.32%, due 4/25/23	3,510,660	µ
1,513,934	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.60%, due 9/25/26	1,516,232	µ
3,465,875	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.32%, due 6/25/36	3,053,491	µ
	Total Asset-Backed Securities (Cost $32,261,177)	31,895,869

NUMBER OF SHARES
Short-Term Investments (4.9%)
10,990,677	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,990,677)	10,990,677

	Total Investments (103.2%) (Cost $230,537,894)	229,770,638	##

	Liabilities, less cash, receivables and other assets [(3.2%)]	(7,132,546)

	Total Net Assets (100.0%)	$222,638,092

See Notes to Schedule of Investments

MARCH 31, 2014

 Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (97.7%)

Aerospace & Defense (4.7%)
4,300	Astronics Corp.	272,663	*
7,425	HEICO Corp.	446,688
11,300	Orbital Sciences Corp.	315,270	*
		1,034,621
Auto Components (4.6%)
5,800	Dorman Products, Inc.	342,548	*
9,300	Gentherm, Inc.	322,896	*
13,400	Motorcar Parts of America, Inc.	356,038	*
		1,021,482
Biotechnology (5.0%)
6,100	ACADIA Pharmaceuticals, Inc.	148,413	*
60,400	Dynavax Technologies Corp.	108,720	*
400	Intercept Pharmaceuticals, Inc.	131,916	*
39,700	Novavax, Inc.	179,841	*
5,300	NPS Pharmaceuticals, Inc.	158,629	*
3,400	Receptos, Inc.	142,596	*
33,500	Rigel Pharmaceuticals, Inc.	129,980	*
8,600	Sorrento Therapeutics, Inc.	110,252	*
		1,110,347
Capital Markets (1.3%)
16,100	Marcus & Millichap, Inc.	287,224	*

Chemicals (1.5%)
9,300	PolyOne Corp.	340,938

Commercial Banks (3.5%)
3,700	First Financial Holdings, Inc.	231,694
6,700	First NBC Bank Holding Co.	233,562	*
9,100	Home BancShares, Inc.	313,222
		778,478
Containers & Packaging (1.4%)
31,200	Graphic Packaging Holding Co.	316,992	*

Diversified Consumer Services (1.1%)
6,000	Bright Horizons Family Solutions, Inc.	234,660	*

Electrical Equipment (2.5%)
1,400	Acuity Brands, Inc.	185,598
15,200	PowerSecure International, Inc.	356,288	*
		541,886
Electronic Equipment, Instruments & Components (6.3%)
10,600	Control4 Corp.	224,826	*
2,300	FEI Co.	236,946
14,200	InvenSense, Inc.	336,114	*
5,000	Measurement Specialties, Inc.	339,250	*
2,700	Mesa Laboratories, Inc.	243,675
		1,380,811
Food & Staples Retailing (1.5%)
3,200	PriceSmart, Inc.	322,976

Food Products (1.3%)
21,000	Inventure Foods, Inc.	293,580	*

Health Care Equipment & Supplies (7.0%)
7,700	Cynosure, Inc. Class A	225,610	*
14,900	Novadaq Technologies, Inc.	331,972	*
11,900	Spectranetics Corp.	360,689	*
15,500	Tornier NV	328,910	*
9,600	Wright Medical Group, Inc.	298,272	*
		1,545,453
Health Care Providers & Services (1.2%)
5,800	Acadia Healthcare Co., Inc.	261,696	*

Hotels, Restaurants & Leisure (4.3%)
5,300	Brinker International, Inc.	277,985
6,000	Cheesecake Factory, Inc.	285,780
26,700	Orient-Express Hotels Ltd. Class A	384,747	*
		948,512
Internet & Catalog Retail (1.3%)
7,900	HomeAway, Inc.	297,593	*

Internet Software & Services (9.7%)
5,500	ChannelAdvisor Corp.	207,570	*
8,000	Cornerstone OnDemand, Inc.	382,960	*
1,650	CoStar Group, Inc.	308,121	*
6,900	Dealertrack Technologies, Inc.	339,411	*
3,000	Demandware, Inc.	192,180	*
17,100	Global Eagle Entertainment, Inc.	269,838	*
10,200	Gogo, Inc.	209,508	*
3,100	Shutterstock, Inc.	225,091	*
		2,134,679
IT Services (3.8%)
7,350	Cardtronics, Inc.	285,547	*
6,300	MAXIMUS, Inc.	282,618
2,800	WEX, Inc.	266,140	*
		834,305
Life Sciences Tools & Services (0.8%)
2,200	Techne Corp.	187,814

Machinery (1.1%)
900	Middleby Corp.	237,789	*

Media (1.3%)
10,600	Lions Gate Entertainment Corp.	283,338

Multiline Retail (1.3%)
20,800	Tuesday Morning Corp.	294,320	*

Oil, Gas & Consumable Fuels (3.7%)
28,100	Kodiak Oil & Gas Corp.	341,134	*
9,100	Sanchez Energy Corp.	269,633	*
18,900	Synergy Resources Corp.	203,175	*
		813,942
Pharmaceuticals (7.0%)
10,700	Akorn, Inc.	235,400	*
7,400	Auxilium Pharmaceuticals, Inc.	201,132	*
29,800	Depomed, Inc.	432,100	*
14,800	Flamel Technologies SA ADR	198,320	*
32,200	Horizon Pharma, Inc.	486,864	*
		1,553,816
Professional Services (1.8%)
10,300	On Assignment, Inc.	397,477	*

Road & Rail (2.6%)
4,450	Old Dominion Freight Line, Inc.	252,493	*
8,200	Saia, Inc.	313,322	*
		565,815
Semiconductors & Semiconductor Equipment (2.8%)
11,300	International Rectifier Corp.	309,620	*
8,100	Monolithic Power Systems, Inc.	314,037	*
		623,657
Software (7.7%)
8,000	Aspen Technology, Inc.	338,880	*
3,300	CommVault Systems, Inc.	214,335	*
7,800	Guidewire Software, Inc.	382,590	*
2,500	NetSuite, Inc.	237,075	*
7,400	PTC, Inc.	262,182	*
1,900	Ultimate Software Group, Inc.	260,300	*
		1,695,362
Textiles, Apparel & Luxury Goods (2.6%)
3,200	G-III Apparel Group Ltd.	229,056	*
4,400	Oxford Industries, Inc.	344,080
		573,136
Trading Companies & Distributors (3.0%)
8,700	Air Lease Corp.	324,423
3,400	Watsco, Inc.	339,694
		664,117
Total Common Stocks
(Cost $20,290,261)		21,576,816

Short-Term Investments (3.8%)
830,932	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $830,932)	830,932

Total Investments (101.5%)
(Cost $21,121,193)		22,407,748	##

Liabilities, less cash, receivables and other assets [(1.5%)]		(336,723)

Total Net Assets (100.0%)		$22,071,025

See Notes to Schedule of Investments

MARCH 31, 2014

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE	($)†

Common Stocks (95.7%)

Airlines (1.9%)
108,570	Ryanair Holdings PLC ADR	6,385,002	*

Auto Components (2.0%)
105,635	BorgWarner, Inc.	6,493,383

Capital Markets (2.2%)
158,847	Lazard Ltd. Class A	7,480,105

Commercial Banks (3.0%)
234,853	U.S. Bancorp	10,065,800

Commercial Services & Supplies (1.3%)
129,677	Herman Miller, Inc.	4,166,522

Consumer Finance (4.9%)
180,080	American Express Co.	16,212,602

Diversified Financial Services (1.8%)
30,225	IntercontinentalExchange Group, Inc.	5,979,412

Diversified Telecommunication Services (1.2%)
133,119	tw telecom, inc.	4,161,300	*

Energy Equipment & Services (2.6%)
87,139	Schlumberger Ltd.	8,496,053

Food & Staples Retailing (2.4%)
72,887	Costco Wholesale Corp.	8,140,020

Food Products (6.9%)
84,486	J.M. Smucker Co.	8,215,419
45,107	McCormick & Co., Inc.	3,235,976
280,397	Unilever NV	11,529,924
		22,981,319
Health Care Equipment & Supplies (8.1%)
185,676	Abbott Laboratories	7,150,383
83,289	Becton, Dickinson & Co.	9,751,476
133,983	Covidien PLC	9,869,188
		26,771,047
Household Durables (4.9%)
548,401	Newell Rubbermaid, Inc.	16,397,190

Household Products (2.5%)
102,756	Procter & Gamble Co.	8,282,134

Industrial Conglomerates (7.7%)
84,134	3M Co.	11,413,618
188,311	Danaher Corp.	14,123,325
		25,536,943
Industrial Gases (2.0%)
49,525	Praxair, Inc.	6,486,289

Insurance (2.9%)
403,253	Progressive Corp.	9,766,788

Internet Software & Services (2.6%)
155,127	eBay, Inc.	8,569,215	*

IT Services (1.3%)
57,780	MasterCard, Inc. Class A	4,316,166

Machinery (1.5%)
55,398	Pall Corp.	4,956,459

Media (1.3%)
57,545	Scripps Networks Interactive, Inc. Class A	4,368,241

Metals & Mining (1.9%)
124,762	Nucor Corp.	6,305,471

Oil, Gas & Consumable Fuels (4.2%)
28,978	Cimarex Energy Co.	3,451,570
147,823	Noble Energy, Inc.	10,501,346
		13,952,916
Pharmaceuticals (3.0%)
32,901	Roche Holding AG	9,862,299

Professional Services (1.9%)
153,301	Robert Half International, Inc.	6,430,977

Road & Rail (1.9%)
86,257	J.B. Hunt Transport Services, Inc.	6,203,603

Semiconductors & Semiconductor Equipment (7.9%)
180,354	Microchip Technology, Inc.	8,613,707
370,960	Texas Instruments, Inc.	17,490,764
		26,104,471
Software (3.7%)
158,753	Intuit, Inc.	12,339,871

Specialty Chemicals (0.7%)
49,425	Novozymes A/S B Shares	2,173,319

Specialty Retail (4.1%)
36,366	O'Reilly Automotive, Inc.	5,396,351	*
134,154	TJX Cos., Inc.	8,136,440
		13,532,791
Trading Companies & Distributors (1.4%)
18,274	W.W. Grainger, Inc.	4,617,109

Total Common Stocks
(Cost $228,320,511)		317,534,817

Short-Term Investments (4.1%)
13,761,026	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $13,761,026)	13,761,026

Principal Amount

Certificates of Deposit (0.1%)
$100,000	Self Help Credit Union, 0.25%, due 4/19/14	100,000
100,000	Self Help Credit Union, 0.25%, due 4/29/14	100,000

Total Certificates of Deposit
(Cost $200,000)		200,000	#

Total Investments (99.9%)
(Cost $242,281,537)		331,495,843	##

Cash, receivables and other assets, less liabilities (0.1%)		353,784

Total Net Assets (100.0%)		$331,849,627

See Notes to Schedule of Investments

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Balanced Portfolio (“Balanced”), Growth Portfolio (“Growth”), Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), Small Cap Growth Portfolio (“Small Cap Growth”), and Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 –unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of March 31, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$9,552,840	$-	$-	$9,552,840
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	514,097	-	514,097
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities	-	975,162	30,041	1,005,203
Other Mortgage-Backed Securities^	-	705,737	-	705,737
Total Mortgage-Backed Securities	-	1,680,899	30,041	1,710,940
Corporate Debt Securities^	-	1,976,051	-	1,976,051
Asset-Backed Securities	-	619,186	-	619,186
Short-Term Investments	-	342,749	-	342,749
Total Investments	9,552,840	5,132,982	30,041	14,715,863
Growth
Investments:
Common Stocks^	7,986,528	-	-	7,986,528
Short-Term Investments	-	35,236	-	35,236
Total Investments	7,986,528	35,236	-	8,021,764
Guardian
Investments:
Common Stocks^	87,330,243	-	-	87,330,243
Short-Term Investments	-	906,915	-	906,915
Total Investments	87,330,243	906,915	-	88,237,158
International Equity
Investments:
Common Stocks^	78,518,595	-	-	78,518,595
Short-Term Investments	-	348,336	-	348,336
Total Investments	78,518,595	348,336	-	78,866,931
Large Cap Value
Investments:
Common Stocks^	67,333,170	-	-	67,333,170
Exchange Traded Funds	575,633	-	-	575,633
Short-Term Investments	-	1,812,208	-	1,812,208
Total Investments	67,908,803	1,812,208	-	69,721,011

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Mid Cap Growth
Investments:
Common Stocks^	190,176,463	-	-	190,176,463
Short-Term Investments	-	7,422,877	-	7,422,877
Total Investments	190,176,463	7,422,877	-	197,599,340
Mid Cap Intrinsic Value
Investments:
Common Stocks^	145,855,472	-	-	145,855,472
Short-Term Investments	-	2,618,910	-	2,618,910
Total Investments	145,855,472	2,618,910	-	148,474,382
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	24,000,757	-	24,000,757
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities	-	45,102,412	1,291,763	46,394,175
Other Mortgage-Backed Securities^	-	30,009,329	-	30,009,329
Total Mortgage-Backed Securities		75,111,741	1,291,763	76,403,504
Corporate Debt Securities^	-	86,479,831	-	86,479,831
Asset-Backed Securities	-	31,895,869	-	31,895,869
Short-Term Investments	-	10,990,677	-	10,990,677
Total Investments	-	228,478,875	1,291,763	229,770,638
Small Cap Growth
Investments:
Common Stocks^	21,576,816	-	-	21,576,816
Short-Term Investments	-	830,932	-	830,932
Total Investments	21,576,816	830,932	-	22,407,748
Socially Responsive
Investments:
Common Stocks^	317,534,817	-	-	317,534,817
Short-Term Investments	-	13,761,026	-	13,761,026
Certificates of Deposit	-	200,000	-	200,000
Total Investments	317,534,817	13,961,026	-	331,495,843

^	The Schedule of Investments (and Summary Schedule of Investments by Industry for International Equity) provides information on the industry and/or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 3/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/14
Investments in Securities:
Balanced Mortgage- Backed Securities Commercial Mortgage- Backed Securities	$-	$-	$-	$42	$29,999	$-	$-	$-	$30,041	$42
Total	$-	$-	$-	$42	$29,999	$-	$-	$-	$30,041	$42
Short Duration Mortgage-Backed Securities Commercial Mortgage- Backed Securities	$-	$-	$-	$1,793	$1,289,970	$-	$-	$-	$1,291,763	$1,793
Total	$-	$-	$-	$1,793	$1,289,970	$-	$-	$-	$1,291,763	$1,793

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ending March 31, 2014, certain securities were transferred from one level to another based on beginning of period market values as of December 31, 2013. $2,761,204, $10,374,285 and $11,247,569 were transferred from Level 2 to Level 1 for Guardian, International Equity and Socially Responsive due to active market activity on recognized exchanges as of March 31, 2014. These securities had been categorized as Level 2 as of December 31, 2013, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date. As of the period ending March 31, 2014, the Funds had no transfers into or out of Level 3.

#	At cost, which approximates market value.

##	At March 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$11,367,385	$3,471,136	$122,658	$3,348,478
Growth	5,054,726	3,038,971	71,933	2,967,038
Guardian	59,625,198	28,693,441	81,481	28,611,960
International Equity	73,146,967	6,579,099	859,135	5,719,964
Large Cap Value	59,863,442	10,519,688	662,119	9,857,569
Mid Cap Growth	133,176,484	65,936,560	1,513,704	64,422,856
Mid Cap Intrinsic Value	117,514,195	32,916,036	1,955,849	30,960,187
Short Duration Bond	230,541,970	684,828	1,456,160	(771,332)
Small Cap Growth	21,162,725	1,792,318	547,295	1,245,023
Socially Responsive	242,634,304	89,577,037	715,498	88,861,539

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At March 31, 2014, these securities amounted to $326,357 or 2.2% of net assets for Balanced and $16,649,405 or 7.5% of net assets for Short Duration Bond.

Ø	All or a portion of this security was purchased on a when-issued basis. At March 31, 2014 these securities amounted to $30,041 for Balanced and $1,291,763 for Short Duration.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

b	Effective May 1, 2013. Formerly, International Portfolio through April 30, 2013.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of March 31, 2014, and their final maturities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO*

The fund was not operational and had no assets at the close of the reporting period.

*Effective May 1, 2014, International Large Cap Portfolio’s name changed to International Select Portfolio.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: May 20, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: May 20, 2014